UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

August 31, 2011

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.7%

ALABAMA — 1.6%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25(1)	$2,500,000	$2,554,250
Selma Industrial Development Board Gulf Opportunity Zone Rev., Series 2010 A (International Paper Co.), 5.80%, 5/1/34(1)	1,500,000	1,516,350

		4,070,600

ARIZONA — 3.7%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	555,840
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	2,768,644
Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22(2)	1,120,000	1,057,560
Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29(2)	2,000,000	1,781,860
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	2,000,000	2,098,040
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	754,000	735,565
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	495,000	448,039

		9,445,548

CALIFORNIA — 11.5%
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,144,920
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	2,012,320
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,307,929
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,059,920
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,000,000	2,581,120
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	7,075,000	5,013,062
Independent Cities Finance Auth. Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40(1)	4,000,000	3,978,240
JP Morgan Chase PUTTERs/DRIVERs Trust Series 2011-3934, VRDN, 0.14%, 9/1/11 (LIQ FAC: JPMorgan Chase Bank N.A.)(2)	700,000	700,000
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/22(1)	1,500,000	1,776,930
Modesto Irrigation District Electric Rev., Series 2011 A, 5.00%, 7/1/25(1)	2,075,000	2,255,421
Morongo Band of Mission Indians Rev., Series 2008 B (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	940,830
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	231,688
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	238,690

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	$250,000	$254,737
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,006,290
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,499,910
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39(2)	1,540,000	1,564,748

		29,566,755

COLORADO — 7.1%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16(3)	2,000,000	2,369,360
Colorado Health Facilities Auth. Rev., Series 2010 A (Total Longterm Care), 6.00%, 11/15/30	500,000	512,740
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,149,520
Denver Health & Hospital Auth. Healthcare Rev., Series 2009 A, 6.25%, 12/1/33(1)	3,645,000	3,726,976
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	3,000,000	2,749,440
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	3,000,000	2,707,140
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 12/1/25	1,500,000	1,507,965
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,000,600
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14	1,800,000	896,580
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19	1,500,000	747,285

		18,367,606

CONNECTICUT — 0.3%
Connecticut Development Auth. Industrial Rev., (AFCO Cargo Building LLC), 8.00%, 4/1/30	1,000,000	665,920

DELAWARE — 0.6%
Delaware State Economic Development Auth. Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31(1)	1,500,000	1,564,605

FLORIDA — 6.8%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39(1)	3,000,000	3,019,230
Capital Trust Agency Rev., Series 2010 A (Air Cargo-aero Miami), 5.35%, 7/1/29	2,500,000	2,360,150
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	1,905,000	1,858,784
Florida Development Finance Corp. Educational Facilities Rev., Series 2010 A (Renaissance Charter School), 6.00%, 9/15/30	1,390,000	1,332,204
Miami-Dade County Health Facilities Auth. Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 1/1/12 (NATL)(1)	2,000,000	2,099,380
Mid-Bay Bridge Auth. Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40(1)	2,000,000	2,030,800
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 11/1/11 (Ambac)(1)	1,500,000	1,705,575
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,012,560

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	$1,245,000	$1,207,812
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	1,000,000	999,230

		17,625,725

GEORGIA — 4.8%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29(1)	1,000,000	1,016,340
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,299,310
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	804,672
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,455,100
Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	3,857,440

		12,432,862

GUAM — 1.6%
Guam Government Department of Education COP., Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30(1)	1,000,000	1,005,150
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,755,250
Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25(1)	1,500,000	1,505,445

		4,265,845

HAWAII — 0.6%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,672,710

ILLINOIS — 9.2%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,234,940
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	3,044,520
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37	4,966,000	2,704,583
Illinois Finance Auth. Rev., (Navistar International Recovery Zone Facility), 6.50%, 10/15/40(1)	2,500,000	2,513,400
Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,691,430
Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	3,320,000	2,944,209
Railsplitter Tobacco Settlement Auth. Rev., 6.00%, 6/1/28(1)	1,000,000	1,025,110
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41(1)	625,000	641,300
Volo Village Special Service Area No. 3 Special Tax Rev., Series 2006-1, (Symphony Meadows), 6.00%, 3/1/36	3,300,000	2,628,219
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,885,000	5,201,869

		23,629,580

INDIANA — 0.9%
Indiana Finance Auth. Rev., (United States Steel Corp.), 6.00%, 12/1/26(1)	1,250,000	1,254,163

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Indiana Finance Auth. Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39(1)	$1,000,000	$1,009,730

		2,263,893

LOUISIANA — 0.6%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40(1)	1,500,000	1,570,050

MARYLAND — 3.1%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	970,870
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	3,900,000	3,964,545
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	988,410
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25(1)	1,000,000	987,530
Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,002,830

		7,914,185

MASSACHUSETTS — 0.4%
Massachusetts Water Resources Auth. Rev., Series 2011 B, 5.00%, 8/1/41(1)	1,000,000	1,072,280

MICHIGAN — 1.4%
Flint Hospital Building Auth. Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,278,112
Lansing Board Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/37(1)	1,340,000	1,395,396
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39(1)	990,000	1,049,529

		3,723,037

MISSOURI — 2.2%
370/Missouri Bottom Road/Taussig Road Transportation Development District Rev., 7.20%, 5/1/33	860,000	826,950
Kirkwood Industrial Development Auth. Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,106,560
Missouri State Health & Educational Facilities Auth. Rev., Series 2011 B, (Washington University), 5.00%, 11/15/37(1)	1,500,000	1,639,725

		5,573,235

NEBRASKA — 1.2%
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20(2)	3,000,000	3,008,430

NEVADA — 1.8%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,000,000	971,940
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,215,000	1,228,207
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., Series 2007 23B (Summerlin Village), 6.125%, 6/1/31	2,000,000	1,698,720

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.45%, 12/1/11	$650,000	$651,638

		4,550,505

NEW JERSEY — 2.3%
New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	2,701,050
New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15(2)	2,000,000	1,952,000
New Jersey Educational Facilities Auth. Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,392,336

		6,045,386

NEW MEXICO — 1.3%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,304,242
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,185,000	1,040,785
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	953,790

		3,298,817

NEW YORK — 4.0%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	800,000	814,368
Hempstead Town Local Development Corp. Rev., (Adelphi University), 5.00%, 6/1/31(1)	500,000	514,545
Monroe County Industrial Development Corp. Rev., (Nazareth College Rochester), 5.50%, 10/1/41(1)	1,300,000	1,317,004
New York City Transitional Finance Auth. Rev., Series 2011 E, (Future Tax Secured Bonds), 5.00%, 11/1/18(1)	2,000,000	2,423,220
New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	2,250,000	2,200,095
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	919,970
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36(1)	2,000,000	2,041,020

		10,230,222

NORTH CAROLINA — 2.7%
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,207,640
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,735,560

		6,943,200

OHIO — 1.3%
Ohio Higher Educational Facility Commission Rev., (Ashland University), 6.25%, 9/1/24	1,925,000	1,947,426

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Pinnacle Community Infrastructure Financing Auth. Rev., Series 2004 A, 6.25%, 12/1/36(1)	$1,800,000	$1,442,358

		3,389,784

OKLAHOMA — 1.3%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	680,768
Tulsa County Industrial Auth. Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,562,575

		3,243,343

OREGON — 2.0%
Eugene Electric Utility Rev., Series 2011 A, 5.00%, 8/1/40(1)	1,000,000	1,071,430
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37(2)	1,400,000	1,290,352
Oregon GO, Series 2011 J, 5.00%, 5/1/36(1)	2,500,000	2,741,750

		5,103,532

PENNSYLVANIA — 4.3%
Allegheny County Industrial Development Auth. Rev., (Environmental Improvement), 6.75%, 11/1/24(1)	1,000,000	1,078,250
Allegheny County Industrial Development Auth. Rev., (Environmental Improvement), 6.875%, 5/1/30(1)	1,000,000	1,044,580
Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,407,240
Bermudian Springs School District GO, VRDN, 0.23%, 9/1/11 (AGM) (SBBPA: Royal Bank of Canada)	2,325,000	2,325,000
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,091,840
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	1,440,000	1,599,005
Philadelphia Municipal Auth. Lease Rev., 6.50%, 4/1/39(1)	1,500,000	1,589,805

		11,135,720

PUERTO RICO — 1.3%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	1,500,000	1,514,055
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41(1)	2,000,000	1,975,920

		3,489,975

SOUTH CAROLINA — 0.6%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	1,475,000	1,464,778

TEXAS — 8.1%
Houston Airport System Rev., Series 2011 B, (Sub Lien), 5.00%, 7/1/26(1)	3,000,000	3,227,850
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39(1)	1,000,000	1,033,460
Love Field Airport Modernization Corp. Special Tax Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	2,500,000	2,357,650
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/12(1)	5,300,000	5,600,033
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Air Force Village), 6.375%, 11/15/44	2,500,000	2,513,150

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	$3,000,000	$3,124,800
Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40(1)	1,500,000	1,484,130
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,526,520

		20,867,593

U. S. VIRGIN ISLANDS — 1.4%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,123,740
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,492,140

		3,615,880

VIRGINIA — 2.8%
Albermarle County Economic Development Auth. Rev., VRDN, 0.14%, 9/1/11 (LOC: Bank of America N.A.)	1,600,000	1,600,000
Fairfax County Economic Development Auth. Rev., (Silver Line Phase I), 5.00%, 4/1/36(1)	570,000	605,728
Mosaic Community Development Auth. Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,036,300
Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	3,000,000	2,973,870
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,130,950

		7,346,848

WASHINGTON — 0.1%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	250,000	284,345

WEST VIRGINIA — 3.9%
Brooke County Community Rev., Series 2011 A, (Bethany College), 6.75%, 10/1/37(1)	2,500,000	2,553,700
West Virginia State Hospital Finance Auth. Rev., (United Health System) 0.17%, 6/1/41(1)	7,400,000	7,400,000

		9,953,700

WISCONSIN — 2.1%
Wisconsin GO, Series 2011-1, 5.00%, 5/1/22(1)	1,000,000	1,191,590
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,283,772
Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	2,000,000	1,890,300
Wisconsin Health & Educational Facilities Auth. Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,029,350

		5,395,012

WYOMING — 0.8%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,134,700

		Value

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Value
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $258,994,822)	$256,926,206

OTHER ASSETS AND LIABILITIES — 0.3%	752,228

TOTAL NET ASSETS — 100.0%	$257,678,434

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

10	U.S. Long Bond	December 2011	$1,360,312	$(6,507)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

31	U.S. Treasury 2-Year Notes	December 2011	$6,835,500	$415

Notes to Schedule of Investments

AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $10,566,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,031,345, which represented 5.1% of total net assets.

(3)	When-issued security.

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Federal tax cost of investments	$258,994,822
Gross tax appreciation of investments	$7,774,006
Gross tax depreciation of investments	(9,842,622)
Net tax appreciation (depreciation) of investments	$(2,068,616)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

August 31, 2011

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.3%

ALABAMA — 0.1%
East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	$810,000	$812,786
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	874,869
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,077,963
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	671,774
Helena Utilties Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	822,793

		4,260,185

ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,875,000	1,673,419

ARIZONA — 2.7%
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,297,708
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	950,000	978,481
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 0.975%, 10/3/11(1)	7,500,000	5,224,725
Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,348,390
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,134,344
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,021,460
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	1,955,745
Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17 Partially Prerefunded at 100% of Par, (NATL)(1)(2)	2,000,000	2,150,580
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, 5.00%, 10/1/18(1)	3,000,000	3,655,320
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, (Water Quality), 5.00%, 10/1/30(1)	5,000,000	5,467,150
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/12 (NATL)(1)	2,130,000	2,203,400
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,000,000	2,055,420
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,050,890
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	5,000,000	5,558,400
Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,846,136
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,114,421
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(1)	3,000,000	3,028,590

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	$1,750,000	$1,988,892
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)	1,000,000	1,038,600
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,352,491
Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	1,750,000	1,794,625
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)	920,000	952,623
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)	280,000	288,246
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	1,991,380
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,094,444
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	1,715,000	1,778,369
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	885,000	914,745
Pinal County COP, 5.00%, 12/1/25(1)	3,760,000	3,821,551
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	934,945
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16(1)	1,000,000	1,006,050
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	4,060,000	4,259,021
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(1)	4,900,000	5,114,326
University of Arizona COP, Series 2002 A, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,563,349

		75,984,817

CALIFORNIA — 16.6%
Bay Area Toll Auth. Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	11,780,000	12,176,279
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22(1)	3,000,000	3,451,410
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	11,441,500
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	10,000,000	11,627,800
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	5,000,000	5,976,750
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15(1)	3,750,000	4,337,850
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/13	2,050,000	2,207,830
California Department of Water Resources Power Supply Rev. Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	7,029,724
California Department of Water Resources Power Supply Rev. Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,879,657

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

California Department of Water Resources Power Supply Rev. Series 2010 L, 5.00%, 5/1/16(1)	$5,000,000	$5,876,850
California Department of Water Resources Power Supply Rev. Series 2011 N, 5.00%, 5/1/20	9,480,000	11,374,957
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	35,000,000	39,240,950
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	3,500,000	3,983,525
California GO, 5.00%, 10/1/16(1)	10,000,000	11,704,100
California GO, 5.00%, 10/1/18(1)	10,000,000	11,877,600
California GO, 5.75%, 4/1/31(1)	16,630,000	18,080,302
California GO, 5.00%, 6/1/32(1)	11,805,000	11,960,000
California GO, 5.00%, 11/1/32(1)	2,785,000	2,823,879
California GO, 6.00%, 4/1/38(1)	5,000,000	5,458,700
California GO, 5.50%, 11/1/39(1)	10,000,000	10,402,500
California GO, 5.50%, 3/1/40(1)	6,750,000	7,031,205
California GO, Series 2009 A, 5.00%, 7/1/20(1)	2,160,000	2,536,056
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	35,000	46,194
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,090,000	2,311,686
California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,005,000	5,354,799
California Health Facilities Financing Auth. Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,572,575
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,517,500
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	10,724,600
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge) (First Lien), 5.00%, 7/1/26 (FGIC)(1)(2)	4,825,000	5,996,317
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,307,929
California Municipal Finance Auth. Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,531,200
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,292,600
California Public Works Board Rev., Series 2009 G1 5.00%, 10/1/16(1)	10,000,000	11,379,200
California Public Works Board Rev., Series 2009 I1, 5.375%, 11/1/22(1)	8,000,000	8,772,880
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	14,500,000	15,597,650
California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14(1)	2,000,000	2,147,360
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	8,000,000	9,208,800
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)(2)	230,000	241,953
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)	845,000	883,202

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)(2)	$430,000	$478,491
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)(1)	1,570,000	1,700,765
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	3,987,711
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	1,725,000	1,836,056
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(3)	5,000,000	4,922,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	3,000,000	1,935,840
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,185,196
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	2,250,000	2,582,865
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,925,100
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17(1)	100,000	114,303
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18(1)	500,000	603,505
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19(1)	250,000	302,610
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20(1)	1,000,000	1,211,580
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21(1)	500,000	602,080
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21(1)	10,000,000	12,022,200
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,746,706
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	7,135,048
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	7,562,157
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)(2)	2,200,000	2,513,566
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	2,300,000	2,449,270
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.33%, 9/1/11(1)	8,500,000	8,497,620
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.33%, 9/1/11(1)	7,410,000	7,407,925
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,681,846
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,872,500
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,673,000
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16(1)	1,000,000	1,167,660
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17(1)	1,500,000	1,770,105

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	$5,735,000	$5,378,799
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)(1)	1,000,000	1,175,290
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(3)	4,610,000	694,082
San Bernardino Community College District GO, GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,328,719
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	3,950,000	3,921,284
San Diego County Water Auth. Rev., Series 2011 S1, 5.00%, 7/1/16(1)	5,555,000	6,584,619
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	6,600,000	7,541,424
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/22(1)	2,000,000	2,329,240
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	3,000,000	3,439,260
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)(1)	4,140,000	4,818,794
San Francisco Uptown Parking Corp. Rev., (Union Square) 5.50%, 7/1/15 (NATL)(1)	1,505,000	1,539,705
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,024,150
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,046,800
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34(1)	7,900,000	8,018,105
San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,525,000	1,558,642
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,242,914
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	3,060,512
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 12/1/11 (AGM)(1)	10,000,000	10,008,100
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	9,000,000	8,717,490
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 9/1/11 (LOC: BNP Paribas)(1)	6,600,000	6,600,000
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	5,300,000	5,172,376

		475,454,029

COLORADO — 1.8%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	1,100,000	1,150,413
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40(1)	1,250,000	1,225,425
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16(4)	5,000,000	5,923,400
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	766,437
Colorado Educational & Cultural Facilities Auth. Rev., Series 2009 A14 (Jewish Federation), VRDN, 0.17%, 9/1/11 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,500,000	1,725,285
Colorado Health Facilities Auth. Rev., (Yampa Valley Medical Center), 5.00%, 9/15/11(1)	1,280,000	1,281,306

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)(1)	$1,000,000	$1,025,200
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	50,250
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21(1)	2,500,000	2,892,725
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,069,740
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.942%, 10/3/11(1)	3,000,000	3,006,960
El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/13 (Ambac)(1)	1,020,000	1,030,679
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21(1)	2,000,000	2,319,400
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	3,823,704
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,061,326
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	2,984,803
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,420,972
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,420,972
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,402,898
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,503,105
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,000,600
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,307,796
University of Colorado Regents COP, 6.00%, 6/1/12, Prerefunded at 100% of Par (NATL-IBC)(1)(2)	5,000,000	5,208,200

		50,601,596

CONNECTICUT — 1.7%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,454,010
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13(1)	5,000,000	5,312,100
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	4,314,765
Connecticut GO, Series 2001 C 5.50%, 12/15/13 (NATL-IBC)(1)	4,000,000	4,466,160
Connecticut GO, Series 2004 D, 5.00%, 12/1/14(1)	5,000,000	5,721,450
Connecticut GO, Series 2005 A, VRDN, 0.88%, 9/1/11	5,000,000	5,001,850
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,618,850
Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,595,000	1,878,655
Connecticut GO, Series 2009 A, 5.00%, 1/1/16(1)	8,375,000	9,829,067
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	3,046,950

		47,643,857

DISTRICT OF COLUMBIA — 0.6%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (AGM)(1)	590,000	592,277
District of Columbia Rev., Series 2010 A, 5.00%, 12/1/19(1)	5,000,000	6,103,550

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)(1)	$1,200,000	$1,248,924
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	5,121,700
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	4,600,000	5,425,516

		18,491,967

FLORIDA — 4.9%
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16(1)	9,450,000	10,578,330
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17(1)	2,500,000	2,814,775
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	5,800,000	6,312,198
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured) 5.00%, 6/1/16(1)	3,000,000	3,256,440
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18(1)	4,440,000	4,727,668
Collier County School Board COP, 5.50%, 2/15/12 (AGM)(1)	1,475,000	1,507,391
Florida GO, Series 2011 A, 5.00%, 6/1/21(1)	10,130,000	12,054,497
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,711,600
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,287,640
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,936,819
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,097,710
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	960,525
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)(1)	1,000,000	1,022,800
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)(1)	2,000,000	2,067,220
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,252,031
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,000,000	10,217,700
Lee Memorial Health System Hospital Rev., Series 2009 B, VRDN, 0.18%, 9/1/11 (LOC: Bank of America N.A.)(1)	11,975,000	11,975,000
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	735,754
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)(1)	4,650,000	4,946,763
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41(1)	3,000,000	2,935,920
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17(1)	200,000	232,636
Miami-Dade County School Board COP, Series 2001 C, 5.50%, 10/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,004,410
Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,875,000	1,965,994
Orlando & Orange County Expressway Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	3,045,840
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,106,240
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	1,000,000	1,167,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Palm Beach County Health Facilities Auth. Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)(1)	$6,250,000	$6,339,937
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,914,480
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,705,575
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,290,820
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,195,944
Sumter County School Board COP, 5.50%, 7/2/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,044,380
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)(2)	430,000	513,295
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	631,931
Tampa Bay Water Regional Water Supply Auth. Utility System Rev., Series 2011 A, 5.00%, 10/1/16(1)	3,600,000	4,237,992
Tampa Bay Water Regional Water Supply Auth. Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	3,000,000	3,564,660
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	305,000	342,134
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)(1)	1,000,000	1,235,960

		140,938,009

GEORGIA — 3.8%
Appling County Development Auth. Pollution Control Rev., (Georgia Power Co.-Plant Hatch), VRDN, 0.17%, 9/1/11(1)	5,000,000	5,000,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,349,988
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	5,000,000	5,627,500
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,356,670
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,464,308
Floyd County Development Auth. (Georgia Power Co. Plant Hammond), VRDN, 0.17%, 9/1/11(1)	4,000,000	4,000,000
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University) 5.50%, 9/1/18 (Ambac)(1)	1,250,000	1,277,138
Georgia GO, Series 2009 G, 5.00%, 11/1/16(1)	2,000,000	2,413,940
Georgia GO, Series 2009 I, 5.00%, 7/1/16(1)	10,000,000	11,963,600
Georgia GO, Series 2009 I, 5.00%, 7/1/19(1)	10,000,000	12,332,100
Georgia GO, Series 2011 E2 5.00%, 9/1/20(1)	16,490,000	20,431,110
Georgia Municipal Electric Auth. Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17(1)	5,000,000	5,847,000
Georgia Municipal Electric Auth. Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26(1)	4,800,000	5,252,016
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12, Prerefunded at 100% of Par, (NATL/IBC) (Bank of New York)(1)(2)	190,000	193,190
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12, Prerefunded at 100% of Par, (NATL/IBC) (Bank of New York)(1)(2)	60,000	61,262
Georgia Road & Tollway Auth. Rev., Series 2008 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/16(1)	6,350,000	7,501,699
Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	4,000,000	4,660,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	$2,000,000	$2,029,760
Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	930,000	921,853
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	1,000,000	1,058,410
Private Colleges & Universities Auth. Rev., Series 2011 A, 5.00%, 9/1/16(1)	10,000,000	11,923,500

		109,665,044

GUAM — 0.2%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40(1)	1,500,000	1,517,355
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	2,850,000	2,938,949

		4,456,304

HAWAII — 0.5%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)(1)	5,000,000	5,463,400
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15(1)	1,000,000	1,149,490
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40(1)	3,500,000	3,283,805
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	800,000	777,992
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	3,000,000	3,522,570

		14,197,257

IDAHO — 0.1%
Idaho Health Facilities Auth. Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	258,368
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,173,520

		3,431,888

ILLINOIS — 4.3%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)(1)	2,000,000	2,208,540
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20(1)	1,235,000	1,276,200
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,391,300
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	1,050,000	1,162,140
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	1,250,000	1,405,987
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	1,300,000	1,460,420
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32(1)	4,500,000	5,296,275
Chicago O'Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (NATL-IBC)(1)	4,000,000	4,058,600
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL)(1)	5,000,000	5,753,200
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (AGM)(1)	2,310,000	2,344,442
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)(1)	2,200,000	2,318,492
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)(1)	4,000,000	4,353,960
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)(1)	600,000	654,528
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39(1)	2,000,000	2,139,880

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16(1)	$1,000,000	$1,131,010
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22(1)	1,000,000	1,111,770
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,094,282
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,266,663
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	1,006,600
Cook County GO, Series 2010 A, 5.25%, 11/15/22(1)	5,000,000	5,622,950
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,265,600
Illinois Finance Auth. Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,736,427
Illinois Finance Auth. Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40(1)	1,000,000	942,020
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,615,200
Illinois Finance Auth. Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,350,850
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	1,665,000	1,715,649
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14(1)	1,000,000	1,046,240
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,068,920
Illinois Finance Auth. Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41(1)	2,000,000	2,043,520
Illinois GO, 5.50%, 8/1/15 (NATL)(1)	1,795,000	2,041,920
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	9,800,000	11,054,988
Illinois GO, 5.00%, 1/1/20(1)	1,000,000	1,111,000
Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	260,000	262,114
Illinois Sales Tax Rev., 5.00%, 6/15/17(1)	3,000,000	3,497,610
Illinois Toll Highway Auth. Rev., Series 2010 A1, 5.00%, 1/1/25(1)	5,000,000	5,320,100
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)(2)	930,000	1,105,519
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (McCormick Place Exposition), 0.00%, 12/15/31 (NATL)(1)(3)	16,870,000	5,319,786
Metropolitan Pier & Exposition Auth. Rev., Series 2010 B2, (Taxable-McCormick), 5.00%, 6/15/50(1)	2,750,000	2,618,907
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,035,000	1,050,173
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,145,000	1,161,786
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	75,965
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/17(1)	6,000,000	6,625,860
Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	940,000	1,139,167
Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,000,000	1,007,840
Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,098,320
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,572,835
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41(1)	625,000	641,300

		123,546,855

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

INDIANA — 1.6%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)(1)	$1,000,000	$1,059,580
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)(1)	1,520,000	1,762,774
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)(1)	1,600,000	1,827,136
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)(1)	1,680,000	1,887,950
Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,850,500
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23(1)	2,645,000	2,981,418
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24(1)	3,025,000	3,346,709
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25(1)	1,650,000	1,811,799
Indiana Health & Educational Facility Financing Auth. Rev., Series 2006 B, (Ascension Health Credit Group), 5.00%, 11/15/39(1)	5,160,000	5,161,961
Indiana Health Facility Financing Auth. Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,549,665
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,802,223
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,755,056
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	635,000	710,514
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16(1)	1,000,000	1,196,910
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17(1)	2,000,000	2,417,920
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19(1)	4,200,000	5,123,370
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,486,904
Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,020,890

		45,753,279

IOWA — 0.3%
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,463,037
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	1,950,000	1,896,960
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,624,360
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	2,901,850

		7,886,207

KANSAS — 0.3%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16(1)	4,500,000	5,395,455
Wichita Hospital Facilities Rev., Series 2001 III, 5.25%, 11/15/13(1)	1,280,000	1,303,475
Wichita Hospital Facilities Rev., Series 2001 III, 5.50%, 11/15/16(1)	1,195,000	1,215,411

		7,914,341

KENTUCKY — 0.8%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(1)	4,000,000	4,781,880

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	$3,000,000	$3,250,140
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,345,525
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16(1)	4,600,000	5,465,996
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18(1)	7,000,000	8,258,460

		23,102,001

LOUISIANA — 0.5%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18(1)	3,225,000	3,924,502
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,090,171
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,205,337
Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,530,779
New Orleans Aviation Board Gulf Opportunity Zone Rev., Series 2010 A, (Passenger Facility Charge), 5.25%, 1/1/41(1)	2,000,000	2,047,280
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/17 (AGM)(1)	1,000,000	1,177,590
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/19 (AGM)(1)	1,000,000	1,179,090
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/20 (AGM)(1)	1,250,000	1,467,563

		13,622,312

MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)(1)	1,795,000	1,847,252

MARYLAND — 2.1%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	988,410
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,644,000
Maryland GO, Series 2009 A, (State & Local Facilities Loan), 5.00%, 11/1/13(1)	5,000,000	5,510,650
Maryland GO, Series 2009 C, (State & Local Facilities Loan), 5.00%, 11/1/16(1)	10,000,000	12,086,500
Maryland GO, Series 2011 B, 5.00%, 8/1/19(1)	5,000,000	6,185,950
Maryland Health & Higher Educational Facilities Auth. Rev., (Doctors Community Hospital), 5.75%, 7/1/38	2,400,000	2,125,632
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins Health System), VRDN, 3.65%, 11/15/11(1)	1,000,000	1,007,070
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	270,000	279,212
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,565,000	1,670,716
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,786,766
Montgomery County Department of Finance GO, Series 2011 A, 5.00%, 7/1/15(1)	15,000,000	17,562,750

		60,847,656

MASSACHUSETTS — 4.8%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,557,631

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	$1,750,000	$1,554,158
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,760,000	1,883,570
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14(1)	5,000,000	5,263,950
Massachusetts Development Finance Agency Rev., Series 2010 A, (Emerson College), 5.00%, 1/1/40(1)	4,025,000	4,024,718
Massachusetts GO, Series 2001 D, (Consolidated Loan), 6.00%, 11/1/13 (NATL)(1)	15,000,000	16,823,400
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)(1)	10,000,000	10,617,000
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,825,875
Massachusetts GO, Series 2010 A, VRN, 0.56%, 9/1/11(1)	5,000,000	5,002,850
Massachusetts GO, Series 2011 A, 5.00%, 4/1/28(1)	10,000,000	11,207,700
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22(1)	9,635,000	11,403,986
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	5,000,000	4,221,900
Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)(2)	175,000	179,718
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,652,600
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,500,000	8,858,615
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	7,633,816
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	11,744,600
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35(1)	2,000,000	1,915,680
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20(1)	1,500,000	1,564,080
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21(1)	1,050,000	1,080,912
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(1)	2,050,000	1,841,003
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23(1)	1,000,000	1,109,470
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24(1)	6,000,000	6,538,920
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23(1)	1,000,000	1,189,710
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24(1)	1,815,000	2,127,724
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25(1)	4,215,000	4,877,724
Massachusetts Water Resources Auth. Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26(1)	1,000,000	1,144,120

		135,845,430

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MICHIGAN — 1.3%
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)(1)	$1,265,000	$1,332,627
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)(1)	1,545,000	1,806,522
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27(1)	5,000,000	5,400,850
Michigan Higher Education Facilities Auth. Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,380,738
Michigan State Building Auth. Rev., Series 2003 I, (Facilities Program), 5.25%, 10/15/11 (AGM)(1)	5,000,000	5,030,150
Michigan State Building Auth. Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,586,280
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,110,000	1,158,230
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,484,422
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,370,000	1,403,675
Taylor GO, 5.00%, 9/1/11 (NATL)(1)	575,000	575,000
Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (NATL/FGIC)(1)	2,010,000	2,032,371
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,328,275
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL/FGIC)(1)	2,335,000	2,449,672
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,266,670
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,150,600

		37,386,082

MINNESOTA — 1.4%
Minnesota GO, 5.00%, 11/1/16(1)	6,455,000	7,801,835
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	10,828,900
Minnesota GO, Series 2010 D, 5.00%, 8/1/19(1)	5,000,000	6,185,950
Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (St. John University), 5.00%, 10/1/12(1)	1,500,000	1,567,800
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,174,208
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,038,477
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,383,300
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21(1)	6,000,000	6,748,860

		40,729,330

MISSISSIPPI — 0.7%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,776,385
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,887,473
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	1,070,120

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	$4,620,000	$5,224,435
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27(1)	5,000,000	5,435,400
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)(1)	1,195,000	1,376,293
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)(1)	1,940,000	2,201,085

		18,971,191

MISSOURI — 0.6%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	1,425,000	1,605,562
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	2,000,000	2,185,060
Missouri Highways & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,270,552
Missouri Highways & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18(1)	2,700,000	3,278,610
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,471,356
Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	1,034,890
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,086,670

		15,932,700

MONTANA†
Montana Facility Finance Auth. Health Care Rev., (Kalispell Regional Medical Center), 5.00%, 7/1/35(1)	655,000	667,190

NEBRASKA — 0.3%
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)(1)	2,000,000	2,122,340
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,845,850
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,386,910

		8,355,100

NEVADA — 0.4%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	927,610
Clark County School District GO, Series 2007 C, (Limited Tax Building), 5.00%, 6/15/17(1)	5,060,000	5,923,489
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien) 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	1,939,190
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,611,659

		10,401,948

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/11(1)	$855,000	$856,744
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/12(1)	180,000	184,475
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,030,000	1,074,249
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	1,960,000	2,044,005

		4,159,473

NEW JERSEY — 4.0%
New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	110,000	112,575
New Jersey Economic Development Auth. Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18(1)	5,000,000	5,737,900
New Jersey Economic Development Auth. Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19(1)	5,000,000	5,716,100
New Jersey Economic Development Auth. Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21(1)	10,000,000	11,302,700
New Jersey GO, 5.00%, 8/1/14(1)	5,000,000	5,632,150
New Jersey GO, 5.00%, 6/1/17(1)	4,500,000	5,358,735
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	7,000,000	8,137,080
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	1,050,000	1,011,633
New Jersey Health Care Facilities Financing Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	1,725,000	1,771,006
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,300,000	8,447,560
New Jersey State Turnpike Auth. Rev., Series 2009 G, 5.00%, 1/1/18(1)	1,700,000	1,977,185
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)(1)	4,235,000	4,425,744
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)(1)	5,595,000	6,037,956
New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B2, 5.00%, 12/15/16(1)	10,000,000	11,434,500
New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	7,834,750
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	17,322,900
New Jersey Transportation Trust Fund Auth. Rev., Series 2010 D, 5.00%, 12/15/17(1)	4,750,000	5,445,828
New Jersey Transportation Trust Fund Auth. Rev., Series 2011 A, 5.25%, 6/15/30(1)	5,000,000	5,279,750
Tobacco Settlement Financing Corp. Rev., Series 2007 A1, 5.00%, 6/1/41(1)	3,000,000	1,988,550

		114,974,602

NEW MEXICO — 0.3%
New Mexico Finance Auth. State Transportation Rev., 5.00%, 6/15/17(1)	1,000,000	1,207,030
New Mexico Finance Auth. State Transportation Rev., 5.00%, 6/15/18(1)	3,000,000	3,650,610
New Mexico Finance Auth. State Transportation Rev., 4.00%, 6/15/19(1)	2,000,000	2,302,860

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

San Juan County Gross Receipts Tax Rev., Series 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par (Ambac)(1)(2)	$1,415,000	$1,432,249

		8,592,749

NEW YORK — 11.6%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	3,700,000	3,766,452
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	5,000,000	4,789,600
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)(1)	4,640,000	5,436,131
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 0.89%, 9/1/11	5,000,000	4,999,100
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/13(1)	4,000,000	4,347,640
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	5,909,550
Metropolitan Transportation Auth. Rev., Series 2010 G, 5.00%, 11/15/19(1)	1,750,000	2,026,815
Metropolitan Transportation Auth. Rev., Series 2011 A, 5.00%, 11/15/41(1)	2,100,000	2,128,350
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21(1)	1,800,000	2,100,510
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23(1)	1,500,000	1,712,715
New York City Health & Hospital Corp. Rev., Series 2010 A, (Health System), 5.00%, 2/15/30(1)	5,000,000	5,131,650
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,629,990
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	8,400,000	8,827,728
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.00%, 6/15/39(1)	5,000,000	5,254,600
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 HH, (Second Generation Resolution), 5.00%, 6/15/26(1)	3,600,000	4,045,716
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	8,500,000	8,974,385
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19(1)	8,000,000	9,361,280
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,838,227
New York City Transitional Finance Auth. Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,790,000	4,538,980
New York City Transitional Finance Auth. Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	6,080,000	7,349,930
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	4,000,000	4,242,720
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)(2)	5,000,000	5,412,400
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)(1)	5,195,000	5,818,556
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,598,800
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,369,889
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,802,442
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	2,600,000	3,074,552
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,560,880
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	7,992,040

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	$6,570,000	$7,517,788
New York GO, Series 2010 A, 5.00%, 8/1/17(1)	2,190,000	2,616,502
New York GO, Series 2010 E, 5.00%, 8/1/19(1)	4,555,000	5,456,070
New York GO, Series 2011 A1, 5.00%, 8/1/18(1)	5,000,000	5,995,450
New York GO, Series 2011 B, 5.00%, 8/1/15(1)	1,000,000	1,160,410
New York GO, Series 2011 B, 5.00%, 8/1/16(1)	3,705,000	4,381,237
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	5,000,000	4,913,900
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	12,137,200
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,070,780
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,741,570
New York State Dormitory Auth. Rev., (Columbia University), 5.00%, 10/1/41(1)	13,750,000	15,012,525
New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,588,061
New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (AGM)(1)	1,000,000	1,025,890
New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	11,215,500
New York State Dormitory Auth. Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	10,076,120
New York State Dormitory Auth. Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	4,209,480
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	1,200,000	1,223,952
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	1,785,000	1,989,722
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	2,750,000	3,025,852
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	1,100,000	1,198,692
New York State Dormitory Auth. State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24(1)	6,530,000	7,524,976
New York State Environmental Facilities Corp. State Clean Water & Drink Rev., (Second Lien), 5.00%, 6/15/41(1)	10,000,000	10,631,900
New York State Thruway Auth. Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,392,250
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2011 A1 5.00%, 4/1/25(1)	5,865,000	6,649,972
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	3,000,000	3,525,450
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/17(1)	7,000,000	8,451,870
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	3,150,000	3,399,196
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	555,000	582,839
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	850,000	850,995
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	2,600,000	2,643,628
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17(1)	1,000,000	1,083,300
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18(1)	1,000,000	1,070,350

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20(1)	$1,250,000	$1,316,087
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(1)	1,175,000	1,197,254
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18(1)	8,025,000	9,451,845
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	5,000,000	5,705,700
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	10,470,200
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	8,000,000	8,346,960
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	3,040,000	3,035,440
Westchester County GO, Series 2011 A, 4.00%, 10/15/15(1)	5,650,000	6,440,887

		332,369,428

NORTH CAROLINA — 1.4%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,406,500
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,214,080
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,569,603
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	3,202,222
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,403,835
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	5,600,000	6,004,096
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15(1)	3,000,000	3,356,730
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	640,000	684,742
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	1,360,000	1,448,822
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,928,250
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,304,420
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	1,800,000	1,877,850
Wake County GO, Series 2010 C, 5.00%, 3/1/23(1)	8,000,000	9,919,520

		41,320,670

OHIO — 1.6%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,000,000	1,151,580
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19(1)	2,450,000	2,732,975
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41(1)	2,800,000	2,802,016
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,229,258
Milford Exempt Village School District GO, (School Improvements), 6.00%, 12/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,700,000	1,724,922
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/11(1)(2)	1,005,000	1,005,000

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	$1,365,000	$1,430,151
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16(1)	6,000,000	7,129,680
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	5,000,000	5,985,650
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	910,530
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,164,560
Ohio State University (The) Rev., Series 2010 A,, 5.00%, 12/1/16(1)	4,000,000	4,776,920
Ohio State Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)(2)	2,000,000	2,447,300
Ohio State Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,512,442
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,622,736
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,614,806

		45,240,526

OKLAHOMA — 0.4%
Comanche County Hospital Auth. Rev., 5.00%, 7/1/12 (Radian)(1)	1,175,000	1,200,603
Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,385,890
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,664,627
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,783,509
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,759,334
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,186,530

		11,980,493

OREGON — 0.4%
Oregon GO, Series 2011 J, 5.00%, 5/1/19(1)	1,080,000	1,324,264
Oregon GO, Series 2011 J, 5.00%, 5/1/20(1)	1,870,000	2,300,100
Oregon GO, Series 2011 J, 5.00%, 5/1/21(1)	1,500,000	1,852,860
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	2,900,000	3,123,010
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)(1)	2,840,000	3,057,231

		11,657,465

PENNSYLVANIA — 5.0%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/11(1)	4,000,000	4,000,000
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,501,125
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,724,595
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,338,537

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par, (NATL)(1)(2)	$1,150,000	$1,461,431
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)(2)	2,580,000	3,450,389
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,345,760
Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	1,830,000	2,218,070
Geisinger Auth. Health System Rev., VRN, 0.94%, 11/1/11(1)	5,000,000	3,265,750
Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,024,420
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,229,600
Pennsylvania GO, 5.00%, 7/15/12(1)	5,000,000	5,208,250
Pennsylvania GO, 5.375%, 7/1/18 (AGM)(1)	1,070,000	1,324,981
Pennsylvania GO, 5.00%, 7/1/19(1)	15,000,000	18,363,000
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,921,724
Pennsylvania Higher Educational Facilties Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,222,840
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16(1)	5,000,000	5,876,650
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	11,069,600
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,130,960
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,462,261
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16(1)	10,000,000	11,440,400
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)(1)	5,000,000	5,805,550
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)(1)	15,805,000	18,087,716
Scranton Parking Auth. Rev., 5.00%, 6/1/22 (Radian)(1)	1,270,000	1,278,103
Southeastern Pennsylvania Transportation Auth., (Capital Guarantee Receipts), 5.00%, 6/1/14(1)	250,000	276,903
Southeastern Pennsylvania Transportation Auth., (Capital Guarantee Receipts), 5.00%, 6/1/15(1)	500,000	566,760
Southeastern Pennsylvania Transportation Auth., (Capital Guarantee Receipts), 5.00%, 6/1/16(1)	1,060,000	1,220,155
Sports & Exhibition Auth. of Pittsburgh and Allegheny County Series 2007 A, VRDN, 0.23%, 9/1/11 (AGM)(SBBPA: PNC Bank N.A.)(1)	10,000,000	10,000,000
Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)(2)	4,500,000	5,320,215

		142,135,745

PUERTO RICO — 3.3%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,000,000	4,088,680
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,550,000	13,282,794
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,752,258
Puerto Rico Electric Power Auth. Rev., Series 2010 XX, 5.25%, 7/1/40(1)	2,625,000	2,554,492
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/25(1)	5,000,000	5,158,300
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/26(1)	2,100,000	2,154,306
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	2,010,669
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,436,750
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17(1)	2,675,000	2,987,841

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	$3,020,000	$3,352,200
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	2,940,150
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	2,085,000	2,064,421
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	17,750,000	18,322,260
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	4,000,000	4,328,480
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,185,040
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	1,750,000	1,831,393
Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,691,050
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,068,020
Puerto Rico Public Buildings Auth. Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	7,417,369
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42(1)	5,000,000	5,072,050

		94,698,523

RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,500,340

SOUTH CAROLINA — 1.0%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,184,550
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,260,000	2,488,215
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,450,000	1,572,888
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,000,000	3,218,280
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	820,306
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	875,000	1,111,626
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	172,806
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	598,650
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	451,534
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16(1)	5,000,000	5,705,500
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17(1)	3,000,000	3,440,790
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,700,000	2,681,289
South Carolina Ports Auth. Rev., 4.00%, 7/1/15(1)	1,000,000	1,097,090
South Carolina Ports Auth. Rev., 5.00%, 7/1/16(1)	2,695,000	3,085,721
Spartanburg County Health Services District Inc. Hospital Rev., 5.50%, 4/15/16 (AGM)(1)	1,095,000	1,119,484
Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	515,000	515,623

		29,264,352

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

TENNESSEE — 2.3%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	$2,180,000	$2,269,642
Clarksville Public Building Auth. Rev., (Adjusted Financing Morristown Loans), VRDN, 0.18%, 9/1/11 (LOC: Bank of America N.A.)	17,655,000	17,655,000
Clarksville Public Building Auth. Rev., (Metropolitan Government of Nashville and Davidson County Project), VRDN, 0.18%, 9/1/11 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Memphis Electric System Rev., 5.00%, 12/1/15(1)	2,500,000	2,933,975
Memphis Electric System Rev., 5.00%, 12/1/16(1)	1,000,000	1,194,790
Montgomery County Public Building Auth. Rev., (Tennessee County Loan Pool Project), VRDN, 0.18%, 9/1/11 (LOC: Bank of America N.A.)	39,275,000	39,275,000
Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	1,000,000	1,074,170

		65,902,577

TEXAS — 6.6%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34(1)	3,325,000	3,782,852
Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,113,750
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,096,559
Central Texas Regional Mobility Auth. Rev., (Senior Lien), 6.00%, 1/1/41(1)	2,500,000	2,402,900
Crawford Education Facilities Corp. Package Rev., Series 2004 A, (Central Houston Parking LLC), VRDN, 0.43%, 9/1/11 (LOC: BNP Paribas)	9,500,000	9,500,000
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,180,490
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	680,000	778,355
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15(1)	2,185,000	2,577,317
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	2,250,000	2,756,160
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,395,407
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,071,176
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36(1)	4,000,000	4,289,600
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/40(1)	6,000,000	6,414,000
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24(1)	1,000,000	1,072,490
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,297,540
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,238,464
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14(4)	2,540,000	2,761,894
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15(4)	1,200,000	1,340,112
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17(4)	1,000,000	1,192,390
Garza County Public Facility Corp. Rev., 5.00%, 10/1/11(1)	610,000	610,915
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,075,571
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,160,927
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,279,770
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,194,682
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,054,700

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	$1,000,000	$1,054,970
Gregg County Health Facilities Development Corp. Rev., Series 2006 C, (Good Shepherd Medical Center), VRDN, 0.16%, 9/1/11(1)	2,900,000	2,900,000
Harris County Rev., Series 2009 C, 5.00%, 8/15/17(1)	5,000,000	5,982,700
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	2,961,975
Harris County Health Facilities Development Auth. Rev., Series 2007 A2, (Baylor College of Medicine), VRDN, 0.13%, 9/1/11 (LOC: Bank of America N.A.)(1)	6,780,000	6,780,000
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,838,585
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,295,000	1,360,553
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,209,960
Houston GO, Series 2009 A, (Public Improvement), 5.00%, 3/1/21(1)	10,000,000	11,700,100
Houston Utility System Rev., Series 2011 D, (First Lien), 5.00%, 11/15/33(1)	7,325,000	7,797,462
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,707,376
Lone Star College System GO, 5.00%, 8/15/21(1)	1,000,000	1,201,620
Lone Star College System GO, 5.00%, 8/15/22(1)	2,650,000	3,140,992
Love Field Airport Modernization Corp. Special Tax Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	5,000,000	4,715,300
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	800,000	919,896
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/22(1)	1,000,000	1,143,290
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/23(1)	3,435,000	3,836,654
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/24(1)	2,000,000	2,203,320
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14(1)	2,000,000	2,165,940
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15(1)	1,000,000	1,142,780
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16(1)	2,000,000	2,329,140
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	1,740,000	1,956,108
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	9,500,000	10,037,795
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)	550,000	671,814
San Antonio Electric & Gas Rev., (Junior Lien), VRDN, 1.15%, 12/3/12 (SPA: BNP Paribas)(1)	2,750,000	2,774,750
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,333,124
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources), 5.00%, 11/15/40(1)	5,000,000	4,969,200
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	1,059,520
Texas GO, 5.00%, 10/1/15(1)	3,500,000	4,118,695
Texas GO, 5.00%, 10/1/16(1)	3,355,000	4,033,247
Texas GO, 5.00%, 10/1/17(1)	2,225,000	2,706,445
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15(1)	1,000,000	1,148,190
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20(1)	1,500,000	1,763,670

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Texas Public Finance Auth. Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14(1)	$5,000,000	$5,637,500
Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	350,000	366,219
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16(1)	5,000,000	5,811,300
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,076,700
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,329,154
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	750,000	782,250
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,393,031
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	1,000,000	1,215,320

		188,914,666

U. S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	6,950,000	7,662,653
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	7,250,000	7,268,052
Virgin Islands Water & Power Auth. Rev., Series 2007 A, 5.00%, 7/1/24(1)	1,500,000	1,526,070

		16,456,775

UTAH — 0.6%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,628,872
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,722,915
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)(2)	510,000	574,107
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,820,000	1,835,561
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,915,000	1,931,373
Utah County Municipal Building Auth. Lease Rev., 5.50%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,008,960
Utah GO, Series 2009 C, 5.00%, 7/1/18(1)	4,000,000	4,913,240

		16,615,028

VERMONT — 0.2%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,290,000	4,949,759

VIRGINIA — 0.7%
Fairfax County COP, 5.30%, 4/15/23(1)	1,500,000	1,577,205
Fairfax County Economic Development Auth. Rev., (Silver Line Phase I), 5.00%, 4/1/36(1)	1,430,000	1,519,633
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,582,919
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	5,120,000	6,152,243

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22(1)	$4,150,000	$4,899,988

		19,731,988

WASHINGTON — 3.0%
Benton County Public Utility District No. 1 Electric Rev., Series 2001 A, 5.625%, 11/1/19 (AGM)(1)	1,000,000	1,007,660
Cowlitz County Kelso School District No. 458 GO, 5.75%, 12/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,000,000	1,041,810
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,648,680
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating Station), 6.00%, 7/1/12, Prerefunded at 100% of Par (Ambac)(2)	4,895,000	5,131,918
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	5,105,000	5,332,428
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	2,375,000	2,469,762
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,671,250
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18(1)	5,115,000	6,177,488
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22(1)	5,000,000	5,942,000
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,842,260
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	1,000,000	1,114,470
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,662,031
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16(4)	4,850,000	5,692,057
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,161,260
Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC/School Bond Guarantee)(1)(2)	1,260,000	1,277,287
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22(1)	1,000,000	1,141,950
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19(1)	5,000,000	6,019,500
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,690,000	7,774,516
Tacoma Metropolitan Park District GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,120,000	1,136,419
Tacoma Metropolitan Park District GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,014,660
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	825,000	909,348
Washington GO, Series 2011 A, 5.00%, 8/1/23(1)	10,000,000	11,821,000
Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)(1)	4,500,000	4,687,560
Whitman County Pullman School District No. 267 GO, 5.625%, 12/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,500,000	1,560,735
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,936,585

		85,174,634

WISCONSIN — 3.5%
Wisconsin Rev., 2.00%, 6/15/12	50,000,000	50,699,500

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Wisconsin GO, Series 2011 B, 5.00%, 5/1/15(1)	$5,000,000	$5,803,550
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19(1)	5,000,000	6,078,950
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20(1)	3,000,000	3,655,470
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21(1)	2,500,000	3,051,700
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.50%, 11/15/22(1)	4,655,000	5,254,657
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	6,204,898
Wisconsin Health & Educational Facilities Auth. (National Regency of New Berlin, Inc.), VRDN, 0.15%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2007 A, (Fort Healthcare Inc.), VRDN, 0.15%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	10,830,000	10,830,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,111,040
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	607,810

		99,297,575

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $2,707,547,878)		2,835,544,614

OTHER ASSETS AND LIABILITIES — 0.7%		21,362,859

TOTAL NET ASSETS — 100.0%		$2,856,907,473

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

377	U.S. Treasury 2-Year Notes	December 2011	$83,128,500	$5,042

Notes to Schedule of Investments

ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
SPA	-	Standby Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $94,744,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	When-issued security.

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Federal tax cost of investments	$2,707,547,878
Gross tax appreciation of investments	$134,276,388
Gross tax depreciation of investments	(6,279,652)
Net tax appreciation (depreciation) of investments	$127,996,736

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

August 31, 2011

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 98.5%

ALABAMA — 1.1%
East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 3/1/12(1)	$500,000	$525,550

ARIZONA — 2.5%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	222,336
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	284,127
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	335,000	351,422
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	310,749

		1,168,634

CALIFORNIA — 19.0%
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	421,840
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	310,095
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39(1)	200,000	209,230
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	120,000	135,731
California Department of Water Resources Power Supply Rev. Series 2005 F5, 5.00%, 5/1/22(1)	300,000	339,327
California Department of Water Resources Power Supply Rev. Series 2005 G4, 5.00%, 5/1/16(1)	100,000	117,537
California GO, 5.00%, 6/1/25(1)	130,000	138,549
California GO, 5.625%, 4/1/26(1)	500,000	554,230
California GO, 5.75%, 4/1/27(1)	500,000	556,215
California GO, 5.00%, 2/1/28 (Ambac)(1)	235,000	255,525
California GO, 5.75%, 4/1/28(1)	500,000	552,430
California GO, 5.50%, 3/1/40(1)	100,000	104,166
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	10,000	13,198
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	245,000	270,987
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	318,027
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15(1)	110,000	122,898
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	311,184
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	250,000	268,925
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	250,000	287,775
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)(1)	265,000	273,186
Desert Sands Unified School District COP, (Financing) 5.00%, 3/1/18(1)	50,000	55,963

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/17(1)	$225,000	$230,744
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	200,000	129,056
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21(1)	250,000	285,885
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	250,000	264,450
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36(1)	150,000	157,112
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	425,960
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	221,692
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	234,472
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(3)	500,000	75,280
San Bernardino Community College District GO, GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	290,000	328,793
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	100,000	99,273
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	50,000	57,132
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	70,000	80,249
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	250,000	277,177
Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	420,000	446,057

		8,930,350

COLORADO — 1.5%
Colorado Health Facilities Auth. Rev., Series 2008 D, (Catholic Health Initiatives) 6.25%, 10/1/33(1)	240,000	263,090
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	200,120
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	200,000	217,966

		681,176

CONNECTICUT — 1.3%
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University) 5.00%, 7/1/17 (NATL)(1)	200,000	230,258
Connecticut Health & Educational Facility Auth. Rev., Series 2008 B, (Greater Hartford YMCA), VRDN, 0.16%, 9/1/11 (LOC: Bank of America N.A.)	400,000	400,000

		630,258

DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	111,446

DISTRICT OF COLUMBIA — 1.0%
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	400,000	471,784

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

FLORIDA — 2.6%
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	$200,000	$217,662
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	256,587
Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	205,194
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	105,312
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	331,656
Tampa Bay Water Regional Water Supply Auth. Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	100,000	118,822

		1,235,233

GEORGIA — 3.1%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	292,600
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	210,770
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	500,000	510,855
Georgia Municipal Electric Power Auth. Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	25,000	25,968
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(1)	400,000	410,268

		1,450,461

GUAM — 0.6%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	250,000	257,803

HAWAII — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	200,000	194,498

IDAHO — 0.6%
Idaho Health Facilities Auth. Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	258,368

ILLINOIS — 6.6%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	200,000	221,360
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	200,000	224,958
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	200,000	224,680
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	224,608
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	400,000	412,168
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	200,000	225,612
Illinois GO, Series 2006 A, 5.00%, 6/1/13(1)	475,000	509,475
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (McCormick Place Exposition), 0.00%, 12/15/31 (NATL)(1)(3)	325,000	102,486
Metropolitan Pier & Exposition Auth. Rev., Series 2010 B2, (Taxable-McCormick), 5.00%, 6/15/50(1)	250,000	238,082
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/15(1)	250,000	277,820
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/17(1)	150,000	165,647

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Railsplitter Tobacco Settlement Auth. Rev., 6.00%, 6/1/28(1)	$250,000	$256,277

		3,083,173

INDIANA — 1.3%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)(1)	250,000	277,702
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25(1)	100,000	109,806
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	219,382

		606,890

KENTUCKY — 1.2%
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	273,723
Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	240,000	286,226

		559,949

MARYLAND — 0.9%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	150,000	163,320
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.00%, 7/1/18(1)	225,000	272,543

		435,863

MASSACHUSETTS — 3.2%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34(1)	200,000	215,614
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	222,023
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24(1)	200,000	224,812
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	200,000	168,876
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	224,524
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35(1)	250,000	239,460
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(1)	250,000	224,512

		1,519,821

MINNESOTA — 1.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	312,873
Minnesota GO, 5.00%, 6/1/18(1)	200,000	232,422

		545,295

MISSOURI — 0.6%
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	273,133

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MONTANA — 0.2%
Montana Facility Finance Auth. Health Care Rev., (Kalispell Regional Medical Center), 5.00%, 7/1/35(1)	$95,000	$96,768

NEBRASKA — 0.4%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	163,343

NEW JERSEY — 4.3%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	281,185
New Jersey GO, 5.00%, 6/1/17(1)	200,000	238,166
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	250,000	290,610
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	200,000	192,692
New Jersey Health Care Facilities Financing Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	200,000	205,334
New Jersey State Turnpike Auth. Rev., Series 2009 H, 5.00%, 1/1/36(1)	250,000	257,483
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	240,000	277,166
New Jersey Transportation Trust Fund Auth. Rev., Series 2010 D, 5.00%, 12/15/17(1)	250,000	286,622

		2,029,258

NEW YORK — 16.1%
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	280,525
Long Island Power Auth. Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)(1)	150,000	176,834
Metropolitan Transportation Auth. Rev., Series 2005 G, 5.00%, 11/15/19(1)	250,000	289,545
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	250,000	293,473
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	250,000	255,825
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(1)	250,000	264,770
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	215,000	226,999
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	324,393
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	200,000	212,136
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	300,000	318,078
New York GO, Series 2009 C, 5.00%, 8/1/23(1)	500,000	563,980
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	400,000	473,008
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	270,000	327,704
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	267,255
New York State Dormitory Auth. Rev., (Columbia University), 5.00%, 10/1/41(1)	150,000	163,773
New York State Dormitory Auth. Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	363,087
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	407,984
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	400,000	435,888

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	$300,000	$355,734
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	280,000	299,435
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	120,000	141,018
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	389,446
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	250,000	254,195
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	209,404
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	250,000	249,625

		7,544,114

NORTH CAROLINA — 2.5%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	250,000	298,565
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	345,567
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	45,000	48,146
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	105,000	111,857
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	350,388

		1,154,523

OHIO — 0.4%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41(1)	200,000	200,144

OREGON — 1.8%
Clackamas County Hospital Facility Auth. Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	203,434
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	319,920
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	323,070

		846,424

PENNSYLVANIA — 4.2%
Allegheny County Industrial Development Auth. Rev., (Residential Resources Inc.), 4.50%, 9/1/11(1)	345,000	345,000
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par, (NATL)(1)(2)	500,000	635,405
Pennsylvania Higher Educational Facilties Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	155,000	189,540
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	223,130
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	333,126

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	$250,000	$258,350

		1,984,551

PUERTO RICO — 4.8%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	529,195
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	254,515
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	196,010
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36(1)	385,000	381,200
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	525,000	508,788
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	400,000	391,164

		2,260,872

SOUTH CAROLINA — 0.4%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	175,000	173,787

TENNESSEE — 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	225,000	264,078

TEXAS — 6.5%
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	250,000	286,160
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	250,000	306,240
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	117,083
Dallas Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	115,254
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38(1)	400,000	415,548
Houston Utility System Rev., Series 2011 A, (First Lien), 5.00%, 11/15/33(1)	250,000	265,615
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	200,000	229,974
North Texas Thruway Auth. Rev., (First Tier), 6.00%, 1/1/38(1)	300,000	316,977
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/12(1)	225,000	237,737
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	258,448
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	264,505
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	250,000	260,750

		3,074,291

U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	250,000	250,623

UTAH — 1.3%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL)(1)	250,000	299,190
Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	293,740

		592,930

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

VERMONT — 0.3%
Vermont Educational & Health Buildings Financing Agency Rev., (Middlebury College), 5.00%, 11/1/40(1)	$150,000	$159,219

VIRGINIA — 1.0%
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	200,000	240,322
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	200,000	226,190

		466,512

WASHINGTON — 1.9%
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16(4)	150,000	176,043
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30(1)	200,000	212,280
Redmond GO, 5.00%, 12/1/21(1)	250,000	291,235
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	235,136

		914,694

WISCONSIN — 2.4%
Milwaukee Redevelopment Auth. Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(2)	475,000	518,116
Wisconsin Health & Educational Facilities Auth. Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	322,110
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	250,000	303,905

		1,144,131

TOTAL MUNICIPAL SECURITIES (Cost $43,433,596)		46,259,947

MUNICIPAL INVERSE FLOATERS(5) — 0.2%

Texas GO, VRN, Inverse Floater, 11.49%, 10/4/11(1) (Cost $110,332)	110,000	110,906

TOTAL INVESTMENT SECURITIES — 98.7% (Cost $43,543,928)		46,370,853

OTHER ASSETS AND LIABILITIES — 1.3%		595,652

TOTAL NET ASSETS — 100.0%		$46,966,505

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

7	U.S. Treasury 2-Year Notes	December 2011	$1,543,500	$94

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,720,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	When-issued security.
(5)
Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Federal tax cost of investments	$43,543,928
Gross tax appreciation of investments	$2,907,723
Gross tax depreciation of investments	(80,798)
Net tax appreciation (depreciation) of investments	$2,826,925

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

August 31, 2011

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 95.3%

GUAM — 0.2%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	$50,000	$51,625

NEW YORK — 93.5%
Albany County Airport Auth. Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)(1)	100,000	115,142
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	250,000	254,490
Buffalo & Erie County Industrial Land Development Corp. Rev., Series 2011 A, (Buffalo St. College Foundation Housing), 5.375%, 10/1/41(1)	150,000	153,948
Erie County Fiscal Stability Auth. Rev., Series 2010 B, (Sales Tax and State Aid Secured Bond), 5.00%, 7/1/17	100,000	119,477
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38(1)	130,000	93,044
Erie County Water Auth. Rev., 5.00%, 12/1/18(1)	200,000	241,050
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	300,000	287,376
Long Island Power Auth. Electric System Series 1998-2B, VRDN, 0.18%, 9/1/11 (LOC: Bayerische Landesbank)	200,000	200,000
Long Island Power Auth. Electric System Rev., Series 2003 B, 5.25%, 6/1/13(1)	145,000	156,633
Long Island Power Auth. Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	200,000	221,910
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)	100,000	117,158
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	200,000	224,420
Metropolitan Transportation Auth. Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)(1)	200,000	227,504
Metropolitan Transportation Auth. Rev., Series 2003 B, 5.25%, 11/15/21 (NATL/FGIC)(1)	300,000	352,713
Metropolitan Transportation Auth. Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)(1)	100,000	118,747
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)(1)	200,000	232,094
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)(1)	100,000	104,381
Metropolitan Transportation Auth. Rev., Series 2005 F, 5.00%, 11/15/15(1)	175,000	200,763
Metropolitan Transportation Auth. Rev., Series 2006 A, 5.00%, 11/15/19(1)	100,000	111,168
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 0.89%, 9/1/11	100,000	99,982
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/14(1)	165,000	184,878
Metropolitan Transportation Auth. Rev., Series 2009 B, 5.00%, 11/15/34(1)	225,000	235,384
Metropolitan Transportation Auth. Rev., Series 2010 D, 5.00%, 11/15/16(1)	100,000	115,610
Metropolitan Transportation Auth. Rev., Series 2010 D, 5.25%, 11/15/40(1)	100,000	103,159
Metropolitan Transportation Auth. Rev., Series 2011 A, 5.00%, 11/15/20(1)	150,000	179,964
Metropolitan Transportation Auth. Service Contract Rev., Series 2002 A, 5.125%, 1/1/29(1)	200,000	204,924
Nassau County Bridge Auth. Rev., 5.00%, 10/1/40	200,000	207,154
Nassau County GO, Series 2009 E, 4.00%, 6/1/13(1)	100,000	105,205
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20(1)	200,000	223,546

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond) 5.00%, 11/15/12 (NATL)(1)	$100,000	$105,764
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.00%, 6/1/35(1)	115,000	82,729
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46(1)	100,000	63,538
New York City GO, Series 2009 E, 5.00%, 8/1/20(1)	100,000	117,775
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/12 (Ambac)(1)	115,000	115,819
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/20 (Ambac)(1)	185,000	189,244
New York City Industrial Development Agency Rev., Series 2009 A, (New York Stock Exchange), 4.00%, 5/1/12(1)	395,000	403,781
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40(1)	225,000	255,586
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38(1)	100,000	103,937
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27(1)	200,000	218,364
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16(1)	115,000	136,349
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40(1)	135,000	145,580
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG1, (Second General Resolution) 5.00%, 6/15/35(1)	500,000	528,180
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG2, (Second General Resolution), 5.00%, 6/15/25(1)	215,000	241,718
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.00%, 6/15/39(1)	200,000	210,184
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43(1)	300,000	329,646
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(1)	200,000	211,816
New York City Transitional Finance Auth. Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39(1)	100,000	105,975
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	145,000	159,325
New York City Transitional Finance Auth. Rev., Series 2010 I2, (Future Tax Secured Bonds), 5.00%, 11/1/27(1)	250,000	275,945
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	100,000	106,068
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall) 5.00%, 12/1/29(1)	100,000	105,345
New York GO, Series 2005 M, 5.00%, 4/1/15 (AGM)(1)	325,000	374,367
New York GO, Series 2008 A, 4.00%, 3/1/13(1)	125,000	131,708
New York GO, Series 2008 B1 5.25%, 9/1/22(1)	100,000	114,689
New York GO, Series 2008 C, 5.25%, 8/1/17(1)	295,000	356,605
New York GO, Series 2009 C, 5.00%, 8/1/24(1)	200,000	223,306
New York GO, Series 2009 I1 5.00%, 4/1/24(1)	200,000	222,684
New York GO, Series 2009 I1 5.30%, 4/1/27(1)	100,000	110,827
New York GO, Series 2009 I1, 5.375%, 4/1/36(1)	500,000	535,955
New York GO, Series 2009 J1, 5.00%, 5/15/31(1)	200,000	213,344

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	$200,000	$196,556
New York State Dormitory Auth. Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21(1)	200,000	234,594
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18(1)	240,000	287,141
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20(1)	180,000	214,810
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	200,000	214,156
New York State Dormitory Auth. Rev., (Columbia University), 5.00%, 10/1/41(1)	200,000	218,364
New York State Dormitory Auth. Rev., (Highland Hospital Rochester), 5.20%, 7/1/32(1)	100,000	102,195
New York State Dormitory Auth. Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	213,334
New York State Dormitory Auth. Rev., (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26(1)	150,000	161,907
New York State Dormitory Auth. Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24(1)	200,000	215,266
New York State Dormitory Auth. Rev., (Yeshiva University), 5.00%, 9/1/38(1)	100,000	101,901
New York State Dormitory Auth. Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL/FGIC)(1)	100,000	120,185
New York State Dormitory Auth. Rev., Series 2008 B, (New York University), 5.00%, 7/1/22(1)	100,000	112,139
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30(1)	100,000	103,984
New York State Dormitory Auth. Rev., Series 2009 A, (University of Rochester), 5.00%, 7/1/21(1)	100,000	114,091
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	150,000	167,204
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	250,000	275,077
New York State Dormitory Auth. Rev., Series 2011 A, (Fordham University), 5.125%, 7/1/29(1)	100,000	106,347
New York State Dormitory Auth. Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40(1)	150,000	156,137
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29(1)	130,000	141,476
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20(1)	225,000	264,208
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15(1)	265,000	306,581
New York State Power Auth. Rev., Series 2007 C, 5.00%, 11/15/14 (NATL)(1)	130,000	147,989
New York State Thruway Auth. Rev., Series 2007 H, 5.00%, 1/1/14 (NATL)(1)	150,000	163,638
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2002 A, 5.25%, 4/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	100,000	102,981
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL/FGIC)(1)	245,000	262,424
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26(1)	200,000	222,462
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2011 A1, 5.00%, 4/1/23(1)	200,000	232,102

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21(1)	$100,000	$115,885
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28(1)	275,000	300,858
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	200,000	215,822
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15(1)	170,000	197,353
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15(1)	200,000	235,342
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35(1)	200,000	210,004
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38(1)	235,000	245,469
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32(1)	275,000	296,101
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	150,000	150,176
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	150,000	152,517
Rome City School District GO, 5.00%, 6/15/13 (NATL/FGIC)	100,000	107,266
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)(1)	100,000	105,967
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)(1)	300,000	312,999
Saratoga County Water Auth. Rev., (Water System), 5.00%, 9/1/33(1)	200,000	211,544
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	118,457
Syracuse GO, Series 2010 A, (Public Improvement) 5.00%, 12/15/17 (AGM)(1)	200,000	237,888
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21(1)	400,000	427,740
Triborough Bridge & Tunnel Auth. Rev., Series 2002 B, 5.25%, 11/15/12	85,000	90,064
Triborough Bridge & Tunnel Auth. Rev., Series 2008 A, 5.00%, 11/15/33(1)	250,000	262,685
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	209,404
Triborough Bridge & Tunnel Auth. Rev., Series 2008 D, 5.00%, 11/15/14(1)	100,000	113,088
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 4.00%, 11/15/15(1)	150,000	169,001
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	350,000	365,179

		21,698,035

PUERTO RICO — 1.6%
Puerto Rico Electric Power Auth. Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)(1)	250,000	270,385
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37(1)	100,000	103,626

		374,011

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Value

TOTAL INVESTMENT SECURITIES — 95.3% (Cost $21,149,800)	$22,123,671

OTHER ASSETS AND LIABILITIES — 4.7%	1,087,407

TOTAL NET ASSETS — 100.0%	$23,211,078

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

3	U.S. Treasury 2-Year Notes	December 2011	$661,500	$40

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $662,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

New York Tax-Free - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Federal tax cost of investments	$21,149,800
Gross tax appreciation of investments	$1,002,508
Gross tax depreciation of investments	(28,637)
Net tax appreciation (depreciation) of investments	$973,871

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

August 31, 2011

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 103.9%

ALABAMA — 0.9%
Troy Health Care Auth. Rev., (Southeast Rural Health), VRDN, 0.31%, 9/1/11 (LOC: Troy Bank and Trust Co. and FHLB)	$2,075,000	$2,075,000

CALIFORNIA — 25.0%
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.37%, 9/7/11 (LOC: Comerica Bank)	4,375,000	4,375,000
California School Cash Reserve Program Auth. Rev., Series 2011 A, 2.00%, 3/1/12	4,000,000	4,032,133
California School Cash Reserve Program Auth. Series 2011 B, 2.00%, 6/1/12	6,000,000	6,067,864
Los Angeles County Tax & Rev. Anticipation Notes GO, Series 2011 A 2.50%, 2/29/12	2,000,000	2,021,422
Los Angeles County Tax & Rev. Anticipation Notes GO, Series 2011 B 2.50%, 3/30/12	6,000,000	6,074,615
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 3/30/12	3,500,000	3,544,141
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 4/30/12	4,500,000	4,564,337
Riverside County Rev., (Teeter Notes), 2.00%, 10/12/11	2,680,000	2,683,847
Santa Rosa Wastewater Series 2004 A, VRDN, 0.56%, 9/1/11 (LOC: Landesbank Baden-Wurttemberg)(1)	12,300,000	12,300,000
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 3.25%, 9/1/11 (LOC: BNP Paribas)(1)	11,395,000	11,395,000

		57,058,359

COLORADO — 1.4%
Colorado Agricultural Development Auth. Rev., (Garrett and Carla Devries Family Trust), VRDN, 0.36%, 9/1/11 (LOC: Bank of the West)(1)	3,300,000	3,300,000

CONNECTICUT — 0.5%
Connecticut Housing Finance Auth. Rev., Series 1990 C, (Housing Mortgage Finance Program), VRDN, 0.38%, 11/15/22 (LOC: FHLB)(1)	1,135,000	1,135,000

DELAWARE — 5.6%
Delaware Health Facilities Auth. Rev., (Beebe Medical Center), VRDN, 0.26%, 9/1/11 (LOC: PNC Bank N.A.)	12,805,000	12,805,000

FLORIDA — 5.2%
DeSoto County Industrial Development Rev., (Tremron, Inc.), VRDN, 0.28%, 9/1/11 (LOC: Branch Banking & Trust Co.)	2,000,000	2,000,000
Escambia County Solid Waste Disposal System (Gulf Power Co.), VRDN, 0.16%, 9/1/11(1)	6,300,000	6,300,000
JPMorgan Chase Trust Rev., Series 2009-3439, (PUTTERs/DRIVERs), VRDN, 0.31%, 9/1/11 (AGM-CR/XLCA) (LIQ FAC: JPMorgan Chase Bank N.A.)(2)	3,695,000	3,695,000

		11,995,000

GEORGIA — 1.1%
Putnam County Development Auth. (Georgia Power Co. Plant), VRDN, 0.17%, 9/1/11(1)	900,000	900,000

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Stephens County Development Auth. Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.56%, 9/1/11	$1,520,000	$1,520,000

		2,420,000

ILLINOIS — 4.7%
Illinois Development Finance Auth. Rev., (Merit School Music), VRDN, 0.49%, 9/1/11 (LOC: LaSalle Bank N.A. and Bank of America N.A.)	1,500,000	1,500,000
Illinois Development Finance Auth. Rev., (Radiological Society), VRDN, 0.30%, 9/1/11 (LOC: Bank One N.A. and JPMorgan Chase Bank N.A.)(1)	1,070,000	1,070,000
Illinois Development Finance Auth. Rev., (Solomon Schechter Day School), VRDN, 0.49%, 9/1/11 (LOC: LaSalle Bank N.A. and Bank of America N.A.)(2)	4,000,000	4,000,000
Illinois Housing Development Auth. Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.59%, 9/1/11 (LOC: First National Bank and FHLB)(1)	1,910,000	1,910,000
Rock Island County Metropolitan Airport Auth. Rev., (Elliot Aviation), VRDN, 0.40%, 9/7/11 (LOC: U.S. Bank N.A.)(1)	2,155,000	2,155,000

		10,635,000

INDIANA — 2.3%
Indiana Finance Auth. Industrial Development Rev., (TTP, Inc.), VRDN, 0.58%, 9/1/11 (LOC: LaSalle Bank N.A. and Bank of America N.A.)(2)	2,100,000	2,100,000
Indiana Health Facility Financing Auth. Rev., (Stone Belt Arc, Inc.), VRDN, 0.28%, 9/7/11 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
Jasper County Industrial Development Rev., (Newberry Farms LLC), VRDN, 0.36%, 9/1/11 (LOC: Farm Credit Services of America and Bank of the West)(1)	2,800,000	2,800,000

		5,300,000

IOWA — 3.6%
Iowa Finance Auth. Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.28%, 9/1/11(1)	4,000,000	4,000,000
Iowa Finance Auth. Health Facilities Rev., (Great River Medical Center), VRDN, 0.15%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)	3,310,000	3,310,000
Iowa Finance Auth. Industrial Development Rev., (Embria Health Sciences), VRDN, 0.34%, 9/1/11 (LOC: Wells Fargo Bank N.A.)(1)	1,000,000	1,000,000

		8,310,000

KENTUCKY — 0.4%
Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.28%, 9/1/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000

LOUISIANA — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (Hollybrook Enterprises LLC), VRDN, 0.31%, 9/1/11 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)(1)	1,760,000	1,760,000
Terrebonne Economic Development Auth. Golf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.43%, 9/1/11 (LOC: Community Bank and FHLB)(1)	3,640,000	3,640,000

		5,400,000

MAINE — 0.5%
Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.31%, 9/7/11 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)(1)	1,160,000	1,160,000

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

MASSACHUSETTS — 2.9%
Macon Trust Various States Rev., Series 2007-344, VRDN, 0.37%, 9/1/11 (LOC: Bank of America N.A.) (LIQ FAC: Bank of America N.A.)(2)	$5,300,000	$5,300,000
Massachusetts Industrial Finance Agency Rev., (Abbott Box Co., Inc.), VRDN, 0.40%, 9/7/11 (LOC: Sovereign Bank F.S.B. and Bank of New York Mellon)(1)	1,240,000	1,240,000

		6,540,000

MISSISSIPPI — 0.8%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.238%, 9/1/11 (LOC: Wells Fargo Bank N.A.)	1,715,000	1,715,000

MISSOURI — 2.5%
St. Louis County Industrial Development Educational Facilities Auth. Rev., (Gateway Academy), VRDN, 0.29%, 9/1/11 (LOC: Midland States Bank N.A. and FHLB)(1)	5,650,000	5,650,000

NEW YORK — 0.3%
New York City Industrial Development Agency Civic Facility Rev., (Peninsula Hospital Center), VRDN, 0.56%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)	595,000	595,000

NORTH CAROLINA — 4.1%
Buncombe County GO, Series 2002 B, VRDN, 0.29%, 9/1/11 (SBBPA: Wells Fargo Bank N.A.)(1)	1,050,000	1,050,000
Iredell County Industrial Facilities & Pollution Control Financing Auth. Rev., (Valspar Corp.), VRDN, 0.34%, 9/1/11 (LOC: Wells Fargo Bank N.A.)(2)	1,100,000	1,100,000
North Carolina GO, Series 2002 E, VRDN, 0.30%, 9/7/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(1)	4,500,000	4,500,000
North Carolina Housing Finance Agency Rev., Series 2000 A, (Appalachian Student Housing Corp.), VRDN, 0.28%, 9/7/11 (LOC: Wells Fargo Bank N.A.)(1)	340,000	340,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Carolina Village, Inc.), VRDN, 0.29%, 9/1/11 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	1,400,000	1,400,000
North Carolina Medical Care Commission Health Care Facilities (Stanley Total Living Center), VRDN, 0.29%, 9/1/11 (LOC: Wells Fargo Bank N.A.)(2)	905,000	905,000

		9,295,000

OHIO — 0.4%
Allen County Health Care Facilities Series 2009 A5, (Mennonite Memorial Home), VRDN, 0.29%, 9/1/11 (LOC: Wells Fargo Bank N.A.)(1)	940,000	940,000

PENNSYLVANIA — 9.1%
Berks County Municipal Auth. Rev., Series 2009 A5, (Reading Hospital and Medical Center), VRN, 0.38%, 9/1/11(1)	11,285,000	11,285,000
Butler County General Auth. (South Park School District), VRDN, 0.30%, 9/1/11 (AGM)(SBBPA: PNC Bank N.A.)(1)	9,500,000	9,500,000

		20,785,000

RHODE ISLAND — 0.5%
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.36%, 9/1/11 (LOC: FHLMC)(1)	1,100,000	1,100,000

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

SOUTH DAKOTA — 1.1%
South Dakota Housing Development Auth. Rev., Series 2003 F, (Home Ownership Mortgage), VRDN, 0.38%, 9/1/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(1)	$2,500,000	$2,500,000

TENNESSEE — 3.6%
Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.28%, 9/1/11 (LOC: Bank of Nova Scotia)	7,880,000	7,880,000
Clarksville Public Building Auth. Rev., (Metropolitan Government of Nashville and Davidson County Project), VRDN, 0.18%, 9/1/11 (LOC: Bank of America N.A.)	420,000	420,000

		8,300,000

TEXAS — 19.0%
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.17%, 11/1/25 (LOC: JP Morgan Chase Bank)(1)	2,100,000	2,100,000
Brazos Harbor Industrial Development Corp. (BASF Corp.), VRDN, 0.32%, 9/7/11(1)	11,500,000	11,500,000
Gregg County Health Facilities Development Corp. Hospital Series 2006 B, (Good Shepherd Hospital), VRDN, 0.16%, 9/1/11 (Radian)(LOC: JPMorgan Chase Bank N.A.)(1)	2,100,000	2,100,000
Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 0.35%, 9/1/11 (LOC: Farm Credit Services of America and Bank of the West)	3,000,000	3,000,000
Muleshoe Economic Development Corp. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.31%, 9/1/11 (LOC: Wells Fargo Bank N.A.)(1)	4,755,000	4,755,000
Smith County GO, 1.00%, 8/15/12(1)	3,130,000	3,146,301
Tarrant County Cultural Education Facilities Finance Corp. Hospitals Series 2008 A, (Methodist Hospitals of Dallas), VRDN, 0.13%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Texas GO, (College Student Loan), VRDN, 0.33%, 9/1/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(1)	3,670,000	3,670,000
Texas Tax & Revenue Anticipation Notes Rev., Series 2011 A, 2.50%, 8/30/12(3)	10,000,000	10,222,700

		43,494,001

UTAH — 0.6%
Logan City Industrial Development Revenue (Scientific Technology), VRDN, 0.40%, 9/1/11 (LOC: Bank of the West)	1,450,000	1,450,000

WASHINGTON — 2.3%
Washington Economic Development Finance Auth. Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN, 0.27%, 9/1/11 (LOC: Citizens Business Bank and Wells Fargo Bank N.A.)(1)	210,000	210,000
Washington Finance Commission Nonprofit Housing Rev., (Nikkei Manor), VRDN 0.55%, 9/7/11 (LOC: Bank of America N.A.)	1,750,000	1,750,000
Washington Finance Commission Nonprofit Housing Rev., VRDN, 0.30%, 9/1/11 (LIQ FAC: FHLMC)(1)	3,400,000	3,400,000

		5,360,000

WISCONSIN — 3.1%
Milwaukee Redevelopment Auth. Rev., (La Causa, Inc.), VRDN, 0.50%, 9/7/11 (LOC: U.S. Bank N.A.)(1)	2,175,000	2,175,000

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Wisconsin Health & Educational Facilities Auth. Rev., (National Regency of New Berlin, Inc.), VRDN, 0.15%, 9/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	$5,000,000	$5,000,000

		7,175,000
TOTAL INVESTMENT SECURITIES — 103.9%		237,492,360

OTHER ASSETS AND LIABILITIES — (3.9)%		(8,866,185)

TOTAL NET ASSETS — 100.0%		$228,626,175

Notes to Schedule of Investments

AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $10,223,000.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $17,100,000, which represented 7.5% of total net assets.

(3)	When-issued security.

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$237,492,360

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUNICIPAL TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 27, 2011